Consolidated Balance Sheets (Parentheticals) - shares	Jan. 31, 2020	Jan. 31, 2019
Common shares, shares issued (in shares)	84,156,316	76,864,866
Common shares, shares outstanding (in shares)	84,156,316	76,864,866